UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Emerging Markets Equity Fund
	Shares	Value ($)
Common Stocks 89.4%
Brazil 2.6%
Cielo SA	19,100	470,855
Cosan SA Industria e Comercio	45,000	853,310
Duratex SA	44,000	251,886
Lojas Renner SA	25,700	680,422
Multiplan Empreendimentos Imobiliarios SA	12,300	271,518

(Cost $3,144,837)		2,527,991
China 7.9%
China Construction Bank Corp. "H"	2,340,000	1,745,709
China Life Insurance Co., Ltd. "H"	400,000	955,719
China Shenhua Energy Co., Ltd. "H"	140,800	406,690
China Telecom Corp., Ltd. "H"	1,408,000	699,361
Huaneng Power International, Inc. "H"	291,000	304,008
Industrial & Commercial Bank of China Ltd. "H"	1,080,000	707,594
PetroChina Co., Ltd. "H"	2,320,000	2,707,139

(Cost $8,625,613)		7,526,220
Czech Republic 0.8%
Komercni Banka AS (Cost $804,044)	4,000	778,275
Hong Kong 10.1%
BOC Hong Kong (Holdings) Ltd.	695,000	2,180,840
China Merchants Holdings International Co., Ltd.	1,061,000	3,310,652
China Mobile Ltd.	90,000	954,895
China Overseas Land & Investment Ltd.	240,000	689,433
China Resources Land Ltd.	174,000	476,432
China Resources Power Holdings Co., Ltd.	172,000	399,753
CNOOC Ltd.	475,000	855,156
Huabao International Holdings Ltd.	1,830,000	782,952

(Cost $9,929,169)		9,650,113
India 6.6%
Axis Bank Ltd.	31,400	528,143
Cairn India Ltd.	388,000	1,882,865
Coal India Ltd.	235,386	1,088,084
Dr. Reddy's Laboratories Ltd.	16,000	596,337
HDFC Bank Ltd.	35,000	349,410
Hero MotoCorp Ltd.	16,000	477,991
Hindalco Industries Ltd.	338,654	501,636
Tech Mahindra Ltd.	40,941	839,525

(Cost $8,293,419)		6,263,991
Indonesia 2.0%
PT Indofood Sukses Makmur Tbk	1,735,000	1,096,505
PT Telekomunikasi Indonesia Tbk	661,000	766,010

(Cost $1,634,608)		1,862,515
Korea 17.2%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,100	503,869
Hankook Tire Co., Ltd.	18,340	982,136
Hankook Tire Worldwide Co., Ltd.	90,773	2,067,268
Hyundai Engineering & Construction Co., Ltd.	12,000	631,585
Hyundai Mobis	16,260	3,961,938
LG Chem Ltd.	5,500	1,379,129
LG Innotek Co., Ltd.*	39,580	3,220,115
Samsung Electronics Co., Ltd.	3,050	3,476,133
Samsung Fire & Marine Insurance Co., Ltd.	1,130	241,303

(Cost $14,539,635)		16,463,476
Malaysia 3.9%
Malayan Banking Bhd.	80,000	252,786
Sime Darby Bhd.	1,082,000	3,154,647
Tenaga Nasional Bhd.	122,000	333,876

(Cost $3,825,561)		3,741,309
Mexico 5.0%
Alfa SAB "A"	592,000	1,508,649
America Movil SAB de CV "L"	1,072,000	1,125,484
Fibra Uno Administracion SA de CV (REIT)	85,000	271,516
Grupo Mexico SAB de CV "B"	140,000	429,774
Industrias Penoles SAB de CV	9,400	295,010
Kimberly-Clark de Mexico SAB de CV "A"	241,000	794,355
Wal-Mart de Mexico SAB de CV "V"	120,000	328,355

(Cost $4,955,771)		4,753,143
Philippines 1.1%
Ayala Corp.	60,000	834,437
SM Prime Holdings, Inc.	560,000	226,938

(Cost $1,067,247)		1,061,375
Poland 1.5%
KGHM Polska Miedz SA	15,100	521,322
Polskie Gornictwo Naftowe i Gazownictwo SA	154,000	298,340
Powszechna Kasa Oszczednosci Bank Polski SA*	26,000	302,612
Powszechny Zaklad Ubezpieczen SA	2,300	326,418

(Cost $1,585,359)		1,448,692
Russia 5.0%
Magnit OJSC (GDR) REG S	55,000	3,168,000
Rostelecom	112,000	379,104
TMK OAO (GDR) REG S	91,000	1,228,500

(Cost $3,433,021)		4,775,604
South Africa 7.7%
African Rainbow Minerals Ltd.	53,200	872,016
Aspen Pharmacare Holdings Ltd.*	149,000	3,296,862
Nedbank Group Ltd.	16,200	291,026
Sasol Ltd.	30,700	1,407,543
The Foschini Group Ltd.	88,000	894,240
Woolworths Holdings Ltd.	86,700	590,775

(Cost $6,997,892)		7,352,462
Taiwan 11.3%
Asia Cement Corp.	723,010	907,399
China Airlines Ltd.*	2,955,000	1,092,210
Chunghwa Telecom Co., Ltd.	216,000	692,813
CTBC Financial Holding Co., Ltd.	2,551,876	1,684,144
MediaTek, Inc.	98,600	1,182,643
Taiwan Semiconductor Manufacturing Co., Ltd.	1,560,000	5,277,076

(Cost $9,557,701)		10,836,285
Thailand 1.5%
Bangkok Bank PCL (Foreign Registered)	65,000	433,453
CP ALL PCL	496,000	554,633
PTT Exploration & Production PCL	43,000	214,313
PTT PCL	26,000	274,952

(Cost $1,729,837)		1,477,351
Turkey 1.9%
Eregli Demir ve Celik Fabrikalari TAS (a)	622,977	618,783
Turkiye Garanti Bankasi AS	71,000	276,659
Turkiye Halk Bankasi AS	105,000	785,001
Yapi ve Kredi Bankasi AS	56,000	121,450

(Cost $2,310,018)		1,801,893
United Kingdom 0.5%
Old Mutual PLC (Cost $451,853)	166,000	488,728
United States 2.8%
SEI Investments Co. (Cost $1,809,114)	85,000	2,686,850

Total Common Stocks (Cost $84,694,699)		85,496,273
Preferred Stocks 8.1%
Brazil
Banco Bradesco SA	220,000	2,671,226
Companhia de Bebidas das Americas	43,400	1,636,239
Companhia Energetica de Minas Gerais	144,764	1,323,680
Itau Unibanco Holding SA	92,400	1,180,238
Usinas Siderurgicas de Minas Gerais SA "A"*	257,000	981,204

Total Preferred Stocks (Cost $10,540,823)		7,792,587
Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 0.10% (b) (c) (Cost $685,190)	685,190	685,190
Cash Equivalents 1.4%
Central Cash Management Fund, 0.05% (b) (Cost $1,296,294)	1,296,294	1,296,294

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $97,217,006) †	99.6	95,270,344
Other Assets and Liabilities, Net	0.4	399,342

Net Assets	100.0	95,669,686

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $97,376,326.  At July 31, 2013, net unrealized depreciation for all securities based on tax cost was $2,105,982.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,703,377 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,809,359.

(a)	All or a portion of these securities were on loan. The value of securities loaned at July 31, 2013 amounted to $618,707 which is 0.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At July 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Hang Seng Index	HKD	8/29/2013	25	3,523,905	9,209

Currency Abbreviation

HKD	Hong Kong Dollar

At July 31, 2013 the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Financials	23,825,126	25.6%
Information Technology	14,466,347	15.5%
Energy	11,216,892	12.0%
Industrials	10,201,612	10.9%
Consumer Discretionary	7,587,502	8.1%
Consumer Staples	7,578,087	8.1%
Materials	7,541,111	8.1%
Telecommunication Services	4,617,667	5.0%
Health Care	3,893,199	4.2%
Utilities	2,361,317	2.5%
Total	93,288,860	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common and Preferred Stocks
Brazil	$10,320,578	$—	$—	$10,320,578
China	—	7,526,220	—	7,526,220
Czech Republic	—	778,275	—	778,275
Hong Kong	—	9,650,113	—	9,650,113
India	—	6,263,991	—	6,263,991
Indonesia	—	1,862,515	—	1,862,515
Korea	—	16,463,476	—	16,463,476
Malaysia	—	3,741,309	—	3,741,309
Mexico	4,753,143	—	—	4,753,143
Philippines	—	1,061,375	—	1,061,375
Poland	—	1,448,692	—	1,448,692
Russia	4,396,500	379,104	—	4,775,604
South Africa	—	7,352,462	—	7,352,462
Taiwan	—	10,836,285	—	10,836,285
Thailand	—	1,477,351	—	1,477,351
Turkey	—	1,801,893	—	1,801,893
United Kingdom	—	488,728	—	488,728
United States	2,686,850	—	—	2,686,850
Short-Term Investments (d)	1,981,484	—	—	1,981,484
Derivatives
Futures Contracts (e)	9,209	—	—	9,209
Total	$24,147,764	$71,131,789	$—	$95,279,553

There have been no transfers between fair value measurement levels during the period ended July 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$9,209

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013